Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Related Party TransactionsThe Company licenses our brand name from certain entities affiliated with Virgin Enterprise Limited (“VEL”), a company incorporated in England. VEL is an affiliate of the Parent Company. Under the trademark license agreement (“TMLA”), the Company has the exclusive and non-exclusive rights to use the brand name “Virgin Orbit” and the Virgin signature logo. The TMLA was amended and restated and novated to Virgin Orbit in order for us to continue to have these certain rights to the “Virgin Orbit” name and brand and the Virgin signature logo following consummation of the Business Combination. Pursuant to the terms of the TMLA, we are obligated to pay
VEL quarterly royalties equal to the greater of (a) 1% of revenue or (b) $375 thousand for each of the first four quarters after our commercial launch. As of March 31, 2022, royalties payable for the quarter was $375 thousand due to VEL. As of December 31, 2021, royalties payable was $72 thousand, which includes a prorated fee from the amended TMLA of $12 thousand. Based on the original TMLA, royalties payable for the use of license were the greater of 1% of revenue or $60 thousand per quarter, after the Company’s first commercial launch, Tubular Bells, Part One, in June 2021. Prior to the date of the Company’s first commercial launch, royalties payable for the use of license was the greater of 1% of revenue or $20 thousand per quarter.
On October 25, 2019, the Company entered into a transition services agreement (“TSA”) with Galactic Enterprises, LLC, f/k/a Virgin Galactic, LLC (“GEL”) primarily for certain operating and administrative services. The original agreement expired in October 2021, and on a limited form of this agreement has been extended through July 15, 2022. Under the original agreement, GEL provided pilot utilization services, finance and accounting services and insurance advisory services to the Company, and the Company provided propulsion engineering services, tank design support services, tank manufacturing services, and office space access and usage services, as well as business development and regulatory affairs services to GEL. Under the limited extension, GEL provides pilot utilization services and the use of office space, and the Company provides GEL with propulsion engineering services, tank design support services, tank manufacturing services, and office space access and usage. Costs incurred for the TSA were not material for the three months ended March 31, 2022 and March 31, 2021. In addition to the TSA, the Company records direct charges from GEL for other general administrative expenses. There were $1 thousand reimbursements for the three months ended March 31, 2022 and $98 thousand charges for the three months ended March 31, 2021, which were recorded as a reduction of selling, general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss.
The Company has a payable of $17 thousand and $42 thousand as of March 31, 2022 and December 31, 2021, respectively, due to Virgin Galactic Holdings, Inc. (“VGH”), the parent of GEL.
Related Party Transactions
The Company licenses our brand name from certain entities affiliated with Virgin Enterprise Limited (“VEL”), a company incorporated in England. VEL is an affiliate of the Parent Company. Under the trademark license agreement (“TMLA”), the Company has the exclusive and non-exclusive rights to use the brand name “Virgin Orbit” and the Virgin signature logo. The TMLA was amended and restated and novated to Virgin Orbit in order for us to continue to have these certain rights to the “Virgin Orbit” name and brand and the Virgin signature logo following consummation of the Business Combination. Pursuant to the terms of the TMLA, we are obligated to pay VEL quarterly royalties equal to the greater of (a) 1% of revenue or (b)(i) $375 thousand for each of the first four quarters after our commercial launch. For the year ended December 31, 2021, royalties payable for the fourth quarter was $72 thousand, which includes a prorated fee from the TMLA of $12 thousand. Based on the original TMLA, royalties payable for the use of license were the greater of 1% of revenue or $60 thousand per quarter, after the Company’s first commercial launch, Tubular Bells, Part One, in June 2021. Prior to the date of the Company’s first commercial launch, royalties payable for the use of license was the greater of 1% of revenue or $20 thousand per quarter.
On October 16, 2019, the Company withdrew $104.2 million from the RLF the Company entered with the Parent Company (refer to Note 10 — Long-Term Debt) and distributed the amount to VGH to finance the operations of VGH. VGH was not obligated to repay the outstanding principal and accrued unpaid interest related to the amount withdrawn. As such, the amount has been reflected in the consolidated balance sheets as a distribution to related party within additional paid-in capital, a component of stockholders’ equity (deficit), as December 31, 2020.
On October 25, 2019, the Company entered into a transition services agreement (“TSA”) with VGH primarily for certain operating and administrative services that expires in October 2021. VGH provided pilot utilization services, finance and accounting services and insurance advisory services to the Company. The Company provides propulsion engineering services, tank design support services, tank manufacturing services, and office space access and usage services, as well as business development and regulatory affairs services to VGH. Costs incurred for the TSA are not material for the years ended December 31, 2021, and December 31, 2020, respectively.
In addition to the TSA, the Company records direct charges from VGH for other general administrative expenses. There were $91 thousand reimbursements for the year ended December 31, 2021, and $214 thousand charges for the year ended December 31, 2020, which were recorded as a reduction of selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss.
The Company has a payable of $42 thousand and $117 thousand as of December 31, 2021, and December 31, 2020, respectively, due to VGH.